Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)
                                                       DELAWARE FOUNDATION FUNDS
                                                       Delaware Growth Portfolio
                                                     Delaware Balanced Portfolio
                                                       Delaware Income Portfolio

Asset Allocation

                           [ASSET ALLOCATION ARTWORK]

                                                       2001 SEMI - ANNUAL REPORT

TABLE OF CONTENTS
=================


Letter to Shareholders             1

Portfolio Management
Review                             4

Performance Summary                8

Financial Statements

  Statements of Net Assets        11

  Statements of Operations        14

  Statements of Changes in
  Net Assets                      15

  Financial Highlights            16

  Notes to Financial
  Statements                      22



A TRADITION OF SOUND INVESTING SINCE 1929
=========================================

A Commitment to Our Investors

Experience
o Our seasoned investment professionals average 11 years' experience, bringing a wealth of knowledge and expertise to our management team.
o We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a wide range of economic and market environments.

Performance
o  We strive to deliver consistently good performance in all asset classes.
o We believe that hiring the best and the brightest in the industry, conducting fundamental research and working in a disciplined investment process are essential to quality investment management.

Service
o  We are committed to providing the highest standards of client service.
o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.
o We make our funds available through financial advisers who can offer you individualized attention and valuable investment advice.

Diversification
o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.
o We offer mutual funds in virtually every asset class from domestic equity and fixed-income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware and its affiliates manage approximately $88 billion in assets as of March 31, 2001.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

Dear Shareholder

"BY THE END OF MARCH, THE OBVIOUSLY WEAKENED ECONOMY AND A DIM
PROFIT PICTURE HAD TAKEN A TOLL ON STOCK MARKET PERFORMANCE."

--------------------------------------------------------------------------------
May 7, 2001

Recap of Events -- During the six-month period ended March 31, 2001, consumer confidence fell noticeably in the U.S. as the economy threatened to end its 10-year run of sustained growth. An array of economic indicators pointed to a quickly falling economic growth rate in the autumn of 2000, just as corporate profits began to weaken. The result was poor performance for U.S. stocks, and aggressive action from the Federal Reserve Board, which began slashing interest rates during the first quarter of 2001 in an effort to jump-start the economy.

Softer corporate profits first became apparent in sectors such as technology, telecommunications, and manufacturing during the fall of 2000. As the slowdown progressed, corporate earnings weakness began to spread throughout the economy and to affect a wider array of stocks that included many blue chips.

Throughout the six-month period, major stock indexes, including the S&P 500 Index, seemed to grope for the bottom, as investors speculated about the direction of the economy. Early in 2001, many stocks in the S&P 500 experienced the proverbial "January Effect," as major stock indexes reversed direction for a few weeks and posted gains for the month. However, those gains were quickly negated in February, a month that offered only 19 days of market activity in which the S&P 500 Index fell by 9.11%.

By the end of March, the obviously weakened economy and a dim profit picture had taken a toll on stock market performance. For the six months ended March 31, 2001, the S&P 500 Index fell 18.74%. By comparison, the technology-heavy Nasdaq Composite Index lost 49.86% during the same period.

Total Return
For the period ended March 31, 2001                    Six Months
--------------------------------------------------------------------------
Delaware Foundation Funds
Delaware Growth Portfolio -- Class A Shares            -15.05%
Delaware Balanced Portfolio -- Class A Shares          -10.27%
Delaware Income Portfolio -- Class A Shares             -5.64%
--------------------------------------------------------------------------
Unmanaged Equity Indexes
Standard & Poor's 500 Index                            -18.74%
Russell 2000 Index                                     -12.96%
--------------------------------------------------------------------------
Unmanaged Fixed-Income Indexes
Lehman Brothers Aggregate Bond Index                    +7.37%
Salomon Smith Barney High-Yield Cash Pay Index          +1.91%
--------------------------------------------------------------------------

All performance shown above is at net asset value and assumes reinvestment of distributions. Performance information for all Fund classes can be found on pages 8 through 10. The Standard & Poor's 500 Index is a weighted, unmanaged composite of mostly large-capitalization U.S. companies. The Russell 2000 Index is an unmanaged composite that tracks the stocks of 2000 companies with small market capitalizations. The Lehman Brothers Aggregate Bond Index is an unmanaged composite of investment grade domestic bonds. The Salomon Smith Barney High-Yield Cash Pay Index is a measure of lower-rated domestic corporate bonds. (Source: Bloomberg and Lipper Inc.) You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware Foundation Funds' returns for the six-month period ended March 31, 2001 were consistent with our goal to deliver risk-adjusted returns that are in line with or better than major market indexes. We compare the results of the portfolios to major unmanaged market indexes representing different asset classes. The Portfolios' performance is detailed in the Portfolio Management Review on page 4.

For the six-month period ended March 31, 2001:

Delaware Growth Portfolio returned -15.05% (Class A shares at net asset value with distributions reinvested).

Delaware Balanced Portfolio returned -10.27% (Class A shares at net asset value with distributions reinvested).

Delaware Income Portfolio returned -5.64% (Class A shares at net asset value with distributions reinvested).

Market Outlook -- Although we expect to see a continuation of weak corporate earnings reports during the second quarter of 2001, we believe that the worst of the market's woes are now behind us.

We expect the Federal Reserve Board to continue its current easing cycle until short-term interest rates have reached 4% to 4.5%. We also believe that the desired effects of those continued rate decreases should eventually be felt and that the Fed is likely to be successful in stimulating the economy in 2001.

As of March 31, 2001, the direction of the economy was still open for debate. Orders for capital goods in the U.S. were still off sharply as calculated through February (Source: U.S. Department of Commerce's Bureau of Economic Analysis), suggesting that businesses are still reluctant to spend on new equipment and software. However, recent economic reports showed consumer confidence rising in March, and the markets responded with some strong days during the final week of the month.

Typically, the direction of the stock market leads the economy by several months. This means that the onset of stronger market performance may not be foreshadowed by a specific economic indicator, or by any signal at all.

We believe that current market levels have created some extraordinarily attractive valuations among large-cap stocks. We think that investors who keep with their regular investment plans have every reason to be optimistic that investments made today will show appreciation over the long term.

We believe that Delaware's Foundation Fund Portfolios will continue to be excellent investment vehicles that help investors diversify their assets. As always, we recommend adherence to other time-tested principles of sound investing --including maintaining a long-term perspective, assessing risk tolerance, and investing on a regular basis.

Sincerely,

/s/ Charles E. Haldeman, Jr.              /s/ David K. Downes
------------------------------------      --------------------------------------
Charles E. Haldeman, Jr.                  David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

PORTFOLIO MANAGEMENT REVIEW
===========================

J. Paul Dokas
Senior Portfolio Manager

May 7, 2001


The Funds' Results

Diversification was a key to preserving wealth during the first half of our fiscal year, as equity markets continued their general decline. Our strategy of seeking the most attractively priced asset classes to secure solid risk-adjusted returns was crucial during this time of volatility.

As always, each of the Delaware Foundation Fund Portfolios is managed with specific investment goals, time horizons, and risk preferences in mind. We maintained a disciplined approach toward our investment management decisions during the period and closely monitored the expected return and relative volatility in each asset class.

We believe that our disciplined approach to investment management was crucial during this particularly challenging time. Our commitment to research, and to monitoring the market-related events in each asset class, was crucial in helping us decide how to allocate the Portfolios' assets from among Delaware Investments' mutual funds.

Portfolio Highlights

Delaware Growth Portfolio
When the six-month fiscal period began on October 1, 2000, approximately 89% of the Portfolio's net assets was allocated to equity, with 19% of that allocated to our two foreign equity Portfolios, Delaware International Equity Fund and Delaware Emerging Markets Fund. These two Funds provided relative value, as many overseas markets did not decline as severely as domestic markets. Delaware Diversified Value Fund and Delaware Diversified Growth Fund made up the majority of the Portfolio's domestic holdings at the period's start. Delaware Diversified Value Fund, in particular, helped to balance poor results from the technology sector, which was represented in the asset mix by Delaware Research Fund.

In December, as it became increasingly apparent that some equity sectors had not yet reached bottom, we increased our position in Funds that adhere to a value style of investing. We reallocated a small percentage of assets into our value Funds from Delaware Research Fund and Delaware Select Growth Fund, the latter of which is comprised largely of small-cap stocks.

Toward period-end, as many investors continued to sell stocks and seek less volatile investments, we recognized a buying opportunity and increased our holdings in Delaware Diversified Growth Fund to 23.6% of net assets. We also took gains from our fixed-income holdings and reallocated them to Delaware Diversified Growth Fund. Approximately 89% of the Portfolio's assets were invested in domestic and international equity funds at the end of the fiscal period.

"DIVERSIFICATION WAS A KEY TO PRESERVING WEALTH DURING THE FIRST HALF OF OUR FISCAL YEAR, AS EQUITY MARKETS CONTINUED THEIR GENERAL DECLINE."

Delaware Balanced Portfolio
Managing investments in the Delaware Balanced Portfolio proved to be a true balancing act during the period, as fixed-income and equity investments swung wildly during this time. At the start of our fiscal period in October, the Portfolio consisted of approximately 67% domestic and foreign equity and 32% fixed income. Foreign equity, which totaled 13% of the Portfolio's net assets at the start of the period, was again providing much of our relative value as the year 2000 closed.

The six-month period ended with basic allocations looking much as they did at the start of the period, with 66.3% of assets allocated to domestic and foreign equities and 32.1% to bonds. Reallocation during the period, however, positively affected the Portfolio's performance. Through January, we reduced our net assets in equities and moved increasingly to the relative safety of bonds. This move occurred just as the Federal Reserve had finished lowering interest rates twice by a combined 1%. In February, we sold $1 million of shares in Delaware American Government Bond Fund and reinvested the proceeds in Delaware Diversified Growth Fund.

In March, as Treasury yields began to decline in response to the Fed's lowering of interest rates, we moved more of our fixed-income allocation into Delaware Delchester Fund, a high-yield bond fund. After suffering throughout most of 1999 and 2000, high-yield bonds began rebounding in January. This move helped us to achieve a more attractive risk-adjusted return through diversification within the fixed-income asset class.

Delaware Income Portfolio
When the period began, the bond market was three quarters of the way through one of its most prolific calendar years ever, as investors continued seeking a safe haven from equity market volatility. In January, however, the Federal Reserve began a series of interest rate cuts, reducing the federal funds rate by a total of 1.5%. The rate cuts helped to effectively end a long and impressive run for U.S. Treasury securities, but it also provided new opportunities in other bond sectors, such as high-yield.

The risk-averse tilt of the Portfolio helped it weather declining equity markets relatively well. At the beginning of our fiscal period, the Delaware Income Portfolio held approximately 44% of its total net assets in equities and 53% in fixed-income assets. By mid-period, we had reduced our position in Delaware Diversified Growth Fund as the market showed signs of further decline. We had increased our assets in Delaware American Government Bond Fund to 51.4% of the Portfolio's assets in January. By period end, however, we had reduced our assets in Delaware American Government Bond Fund to 39.5% of total assets and reinvested the proceeds in Delaware Delchester Fund, which held almost 10% of the Portfolio's net assets.

Diversification played an important role during the reporting period, leading to relatively stable returns during a time of market volatility. Having begun the period with a 53%-44% split in favor of bonds, we ended the period with 40.1% equity (including 5.0% non-U.S. equity), 49.0% fixed income and 10.9% in cash.

Outlook
If the past six months have proven anything, it is that the importance of diversification and maintaining a long-term outlook cannot be overstated. We believe that equity markets will eventually respond positively to the Federal Reserve's interest rate cuts, and that stock valuations have now declined enough to create many attractive buying opportunities. Although we expect to see further volatility in equity markets, we believe that stocks may have neared the bottom during the period, especially in the technology sector.

In addition, we think a tax cut would likely help stimulate the economy and boost consumer confidence in the process. While we don't believe a recession is imminent, we expect the economy to continue to struggle during the second quarter of 2001 before it resumes moderate to slow growth in the remaining half of the year.

We expect diversification to continue playing a vital role for investors, with some asset classes and sectors helping to offset negative reactions from others. We remain committed to seeking returns that are consistent with each of the Portfolio's risk objectives, while preserving investors' assets.

Delaware Foundation Funds
Portfolio Allocations
As of March 31, 2001

                                                                  Delaware        Delaware        Delaware
                                                                  Growth          Balanced        Income
Fund                                Type/Style                    Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund     Large-Cap Value Stocks        23.7%           22.0%           12.8%
------------------------------------------------------------------------------------------------------------
Delaware Research Fund              Multi-Cap Growth
                                     & Value Stocks                9.5%            5.5%            2.8%
------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth
 Fund                               Large-Cap Growth Stocks       23.6%           16.9%           12.7%
------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund       Small-Cap Value Stocks         5.6%            5.4%            1.7%
------------------------------------------------------------------------------------------------------------
Delaware Pooled Trust REIT Fund     Real Estate Stocks              --              --             2.4%
------------------------------------------------------------------------------------------------------------
Delaware International
 Equity Fund                        Non-U.S. Stocks               15.4%            7.9%            4.8%
------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund             Large-Cap Value Stocks         2.2%             --              --
------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund      Developing Countries Stocks    3.7%            3.0%             --
------------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund         Multi-Cap Growth Stocks        5.3%            5.7%            2.9%
------------------------------------------------------------------------------------------------------------
Delaware American
 Government Bond Fund               Mortgages & Treasuries         8.5%           24.7%           39.2%
------------------------------------------------------------------------------------------------------------
Delaware Delchester Fund            High-Yield Corporate Bonds      --             7.4%            9.8%
------------------------------------------------------------------------------------------------------------
Cash                                                               2.5%            1.5%           10.9%
------------------------------------------------------------------------------------------------------------
All portfolio holdings are in Institutional Class shares of each Fund.

FUND BASICS
===========

As of March 31, 2001

Fund Objective
Seeks long-term capital growth.

Total Fund Net Assets
$14.82 million

Number of Holdings
9

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas joined Delaware in 1997. He was previously Director of Trust Investment Management at Bell Atlantic Corporation. He earned a bachelor's degree at Loyola College in Baltimore and an MBA at the University of Maryland. He is a CFA Charterholder.

Nasdaq Symbols
Class A DFGAX
Class B N/A
Class C N/A



DELAWARE FOUNDATION FUNDS
DELAWARE GROWTH PORTFOLIO PERFORMANCE
=====================================

Average Annual Total Returns
Through March 31, 2001                  Lifetime                One Year
--------------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.91%                 -17.37%
      Including Sales Charge             +0.06%                 -22.15%
--------------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.18%                 -18.03%
      Including Sales Charge             +0.34%                 -21.89%
--------------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.22%                 -18.01%
      Including Sales Charge             +1.22%                 -18.79%
--------------------------------------------------------------------------------
Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and an annual distribution and service fee of up to 0.30%.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for the lifetime and one-year periods ended March 31, 2001, for Delaware Growth Portfolio's Institutional Class were +2.14% and -17.23%, respectively. Institutional Class shares were first made available on December 31, 1997. The Institutional Class is available without sales charge only to certain eligible institutional accounts.

An expense limitation was in effect for all share classes of Delaware Growth Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

FUND BASICS
====================
As of March 31, 2001

Fund Objective
Seeks capital appreciation with current income as a secondary objective.

Total Fund Net Assets
$25.77 million

Number of Holdings
9

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

Nasdaq Symbols
Class A DFBAX
Class B N/A
Class C N/A



DELAWARE FOUNDATION FUNDS
DELAWARE BALANCED PORTFOLIO PERFORMANCE
=======================================

Average Annual Total Returns
Through March 31, 2001                   Lifetime               One Year
--------------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.95%                 -10.74%
      Including Sales Charge             +0.11%                 -15.87%
--------------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.26%                 -11.46%
      Including Sales Charge             +0.40%                 -15.75%
--------------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.33%                 -11.43%
      Including Sales Charge             +1.33%                 -12.29%
--------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and an annual distribution and service fee of up to 0.30%.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for the lifetime and one-year periods ended March 31, 2001, for Delaware Balanced Portfolio's Institutional Class were +2.23% and -10.45%, respectively. Institutional Class shares were first made available on December 31, 1997. The Institutional Class is available without sales charge only to certain eligible institutional accounts.

An expense limitation was in effect for all share classes of Delaware Balanced Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

FUND BASICS
============
As of March 31, 2001

Fund Objective
Seeks a combination of current income and preservation of capital with capital appreciation.

Total Fund Net Assets
$18.17 million

Number of Holdings
9

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

Nasdaq Symbols
Class A DFIAX
Class B N/A
Class C N/A



DELAWARE FOUNDATION FUNDS
DELAWARE INCOME PORTFOLIO PERFORMANCE
=====================================

Average Annual Total Returns
Through March 31, 2001                   Lifetime               One Year
--------------------------------------------------------------------------------
Class A Shares (Est. 12/31/97)
      Excluding Sales Charge             +2.17%                 -4.32%
      Including Sales Charge             +0.32%                 -9.82%
--------------------------------------------------------------------------------
Class B Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.56%                 -4.91%
      Including Sales Charge             +0.72%                 -9.46%
--------------------------------------------------------------------------------
Class C Shares (Est. 12/31/97)
      Excluding Sales Charge             +1.48%                 -4.93%
      Including Sales Charge             +1.48%                 -5.84%
--------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and an annual distribution and service fee of up to 0.30%.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for the lifetime and one-year periods ended March 31, 2001, for Delaware Income Portfolio's Institutional Class were +2.41% and -4.08%, respectively. Institutional Class shares were first made available on December 31, 1997. The Institutional Class is available without sales charge only to certain eligible institutional accounts.

An expense limitation was in effect for all share classes of Delaware Income Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Statements of Net Assets

DELAWARE GROWTH PORTFOLIO
=========================
                                                      Number of      Market
March 31, 2001 (Unaudited)                             Shares         Value
--------------------------------------------------------------------------------
 Investment Companies - 97.59%
 Equity Funds - 89.07%
 Delaware Group Equity Funds II -
   Delaware Blue Chip Fund .........................   33,197       $ 331,304
 Delaware Group Equity Funds II -
   Delaware Diversified Value Fund .................  362,685       3,507,165
 Delaware Group Equity Funds III -
   Delaware Research Fund ..........................  187,794       1,406,580
 Delaware Group Equity Funds IV -
   Delaware Diversified Growth Fund ................  518,121       3,497,317
 Delaware Group Equity Funds V -
   Delaware Small Cap Value Fund ...................   29,951         835,946
 Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund ..................   76,521         544,065
 Delaware Group Global & International Funds -
   Delaware International Equity Fund ..............  176,469       2,287,035
+Voyageur Mutual Funds III -
   Delaware Select Growth Fund .....................   35,662         785,636
                                                                  -----------
                                                                   13,195,048
                                                                  -----------
 Fixed Income Funds - 8.52%
 Delaware Group Government Funds -
  Delaware American Government
  Bond Fund ........................................  166,367       1,262,724
                                                                  -----------
                                                                    1,262,724
                                                                  -----------
 Total Investment Companies
  (cost $16,747,896) ...............................               14,457,772
                                                                  -----------

                                                    Principal
                                                      Amount
                                                    ---------

 Repurchase Agreements - 2.54%
 With BNP Paribas 5.27% 4/2/01
  (dated 3/30/01, collateralized by $68,000
  U.S.Treasury Bills due 6/28/01,
  market value $67,512 and $60,000
  U.S. Treasury Notes 5.875% due 10/31/01,
  market value $61,560) ............................ $126,000         126,000
 With Chase Manhattan 5.05% 4/2/01
  (dated 3/30/01, collateralized by $85,000
  U.S. Treasury Notes 6.50% due 3/31/02,
  market value $89,925 and $10,000
  U.S. Treasury Notes 6.25% due 2/15/03,
  market value $10,782 and $24,000
  U.S. Treasury Notes 9.375% due 2/15/06,
  market value $29,034) ............................  125,000         125,000
 With UBS Warburg 5.27% 4/2/01
  (dated 3/31/01, collateralized by $129,000
  U.S. Treasury Bills due 4/19/01, market
  value $128,790) ..................................  126,000         126,000
                                                                  -----------
 Total Repurchase Agreements
  (cost $377,000) ..................................                  377,000
                                                                  -----------

                                                                      Market
                                                                      Value
--------------------------------------------------------------------------------
 Total Market Value of Securities - 100.13%
  (cost $17,124,896) ...............................              $14,834,772
 Liabilities Net of Receivables and
  Other Assets - (0.13%) ...........................                  (18,714)
                                                                  -----------
 Net Assets Applicable to 1,870,972 Shares
  Outstanding - 100.00% ............................              $14,816,058
                                                                  ===========
 Net Asset Value - Delaware Growth Portfolio
  Class A ($11,662,742 / 1,472,934 Shares) .........                    $7.92
                                                                        -----
 Net Asset Value - Delaware Growth Portfolio
  Class B ($1,961,321 / 247,683 Shares) ............                    $7.92
                                                                        -----
 Net Asset Value - Delaware Growth Portfolio
  Class C ($848,459 / 106,979 Shares) ..............                    $7.93
                                                                        -----
 Net Asset Value - Delaware Growth Portfolio
  Institutional Class
  ($343,536 / 43,376 Shares) .......................                    $7.92
                                                                        -----

 Components of Net Assets at March 31, 2001:
 Shares of beneficial interest (unlimited
   authorization - no par) .........................              $17,202,218
 Undistributed net investment income ...............                    8,957
 Accumulated net realized loss on ..................                 (104,993)
   investments
 Net unrealized depreciation of investments ........               (2,290,124)
                                                                  -----------
 Total net assets ..................................              $14,816,058
                                                                  ===========
----------------
+Non-income producing Fund for the period ended March 31, 2001.

 Net Asset Value and Offering Price per Share -
   Delaware Growth Portfolio
 Net asset value Class A (A) .......................                    $7.92
 Sales charge (5.75% of offering price, or 6.06% of the
   amount invested per share) (B) ..................                     0.48
                                                                        -----
 Offering price ....................................                    $8.40
                                                                        =====
----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE BALANCED PORTFOLIO
===========================
                                                      Number of     Market
March 31, 2001 (Unaudited)                            Shares         Value
--------------------------------------------------------------------------------
 Investment Companies - 98.38%
 Equity Funds - 66.33%
 Delaware Group Equity Funds II -
   Delaware Diversified Value Fund .................  586,103     $ 5,667,619
 Delaware Group Equity Funds III -
   Delaware Research Fund ..........................  187,710       1,405,950
 Delaware Group Equity Funds IV -
   Delaware Diversified Growth Fund ................  644,102       4,347,686
 Delaware Group Equity Funds V -
   Delaware Small Cap Value Fund ...................   50,142       1,399,455
 Delaware Group Global & International Funds -
   Delaware Emerging Markets Fund ..................  109,524         778,717
 Delaware Group Global & International Funds -
   Delaware International Equity Fund ..............  156,592       2,029,434
+Voyageur Mutual Funds III -
   Delaware Select Growth Fund .....................   66,515       1,465,325
                                                                  -----------
                                                                   17,094,186
                                                                  -----------
 Fixed Income Funds - 32.05%
 Delaware Group Government Funds -
   Delaware American Government
   Bond Fund .......................................  837,088       6,353,500
 Delaware Group Income Funds -
   Delaware Delchester Fund ........................  540,227       1,907,000
                                                                  -----------
                                                                    8,260,500
                                                                  -----------
 Total Investment Companies
   (cost $28,452,063) ..............................               25,354,686
                                                                  -----------

                                                    Principal
                                                      Amount
                                                    ----------

 Repurchase Agreements - 1.53%
 With BNP Paribas 5.27% 4/2/01
   (dated 3/30/01, collateralized by $71,000
   U.S.Treasury Bills due 6/28/01,
   market value $70,556 and $62,000
   U.S. Treasury Notes 5.875% due 10/31/01,
   market value $64,336) ........................... $132,000         132,000
 With Chase Manhattan 5.05% 4/2/01
   (dated 3/30/01, collateralized by $89,000
   U.S. Treasury Notes 6.50% due 3/31/02,
   market value $93,980 and $11,000
   U.S. Treasury Notes 6.25% due 2/15/03,
   market value $11,269 and $25,000
   U.S. Treasury Notes 9.375% due 2/15/06,
   market value $30,344) ...........................   130,000        130,000
 With UBS Warburg 5.27% 4/2/01
   (dated 3/31/01, collateralized by $135,000
   U.S. Treasury Bills due 4/19/01, market
   value $134,598) .................................   132,000        132,000
                                                                  -----------
 Total Repurchase Agreements
  (cost $394,000) ..................................                  394,000
                                                                  -----------

                                                                     Market
                                                                      Value
--------------------------------------------------------------------------------
 Total Market Value of Securities - 99.91%
   (cost $28,846,063) ..............................              $25,748,686
 Receivables and Other Assets Net of
   Liabilities - 0.09% .............................                   22,525
                                                                  -----------
 Net Assets Applicable to 3,200,146 Shares
   Outstanding - 100.00% ...........................              $25,771,211
                                                                  ===========
 Net Asset Value - Delaware Balanced Portfolio
   Class A ($23,115,916 / 2,870,634 Shares) ........                    $8.05
                                                                        -----
 Net Asset Value - Delaware Balanced Portfolio
   Class B ($1,262,462 / 156,783 Shares) ...........                    $8.05
                                                                        -----
 Net Asset Value - Delaware Balanced Portfolio
   Class C ($816,852 / 101,223 Shares) .............                    $8.07
                                                                        -----
 Net Asset Value - Delaware Balanced Portfolio
   Institutional Class
   ($575,981 / 71,506 Shares) ......................                    $8.06
                                                                        -----
 Components of Net Assets at March 31, 2001:
 Shares of beneficial interest (unlimited
   authorization - no par) .........................              $28,799,681
 Undistributed net investment income ...............                  106,160
 Accumulated net realized loss on investments ......                  (37,253)

 Net unrealized depreciation of investments ........               (3,097,377)
                                                                  -----------
 Total net assets ..................................              $25,771,211
                                                                  ===========
------------
+Non-income producing Fund for the period ended March 31, 2001.

 Net Asset Value and Offering Price per Share -
   Delaware Balanced Portfolio
 Net asset value Class A (A) .......................                    $8.05
 Sales charge (5.75% of offering price, or 6.09%
   of the amount invested per share) (B) ...........                     0.49
                                                                        -----
Offering price .....................................                    $8.54
                                                                        =====
-----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE INCOME PORTFOLIO
=========================
                                                      Number of      Market
March 31, 2001 (Unaudited)                             Shares        Value
--------------------------------------------------------------------------------
 Investment Companies - 89.07%
 Equity Funds - 40.09%
 Delaware Group Equity Funds II -
   Delaware Diversified Value Fund .................  241,740     $ 2,337,625
 Delaware Group Equity Funds III -
   Delaware Research Fund ..........................   68,103         510,090
 Delaware Group Equity Funds IV -
   Delaware Diversified Growth Fund ................  342,566       2,312,319
 Delaware Group Equity Funds V -
   Delaware Small Cap Value Fund ...................   10,820         301,977
 Delaware Group Global & International Funds -
   Delaware International Equity Fund ..............   66,780         865,463
 Delaware Pooled Trust - The Real Estate
   Investment Trust Portfolio ......................   31,325         437,297
+Voyageur Mutual Funds III -
   Delaware Select Growth Fund .....................   23,596         519,827
                                                                  -----------
                                                                    7,284,598
                                                                  -----------

 Fixed Income Funds - 48.98%
 Delaware Group Government Funds -
   Delaware American Government
   Bond Fund .......................................  937,708       7,117,203
 Delaware Group Income Funds -
   Delaware Delchester Fund ........................  505,305       1,783,728
                                                                  -----------
                                                                    8,900,931
                                                                  -----------
 Total Investment Companies
   (cost $18,077,020) ..............................               16,185,529
                                                                  -----------

                                                   Principal
                                                     Amount
                                                   ---------
 Repurchase Agreements - 10.78%
 With BNP Paribas 5.27% 4/2/01
   (dated 3/30/01, collateralized by $354,000
   U.S.Treasury Bills due 6/28/01,
   market value $350,631 and $309,000
   U.S. Treasury Notes 5.875% due 10/31/01,
   market value $319,720) .......................... $656,000         656,000
 With Chase Manhattan 5.05% 4/2/01
   (dated 3/30/01, collateralized by $443,000
   U.S. Treasury Notes 6.50% due 3/31/02,
   market value $467,037 and $54,000
   U.S. Treasury Notes 6.25% due 2/15/03,
   market value $56,000 and $124,011
   U.S. Treasury Notes 9.375% due 2/15/06,
   market value $150,794) ..........................  647,000         647,000
 With UBS Warburg 5.27% 4/2/01
   (dated 3/31/01, collateralized by $671,000
   U.S. Treasury Bills due 4/19/01, market
   value $668,889) .................................  655,000         655,000
                                                                  -----------
 Total Repurchase Agreements
   (cost $1,958,000) ...............................                1,958,000
                                                                  -----------

                                                                      Market
                                                                      Value
--------------------------------------------------------------------------------
 Total Market Value of Securities - 99.85%
   (cost $20,035,020) ..............................              $18,143,529
 Receivables and Other Assets Net
   of Liabilities - 0.15% ..........................                   27,955
                                                                  -----------
 Net Assets Applicable to 2,302,621 Shares
   Outstanding - 100.00% ...........................              $18,171,484
                                                                  ===========
 Net Asset Value - Delaware Income Portfolio
   Class A ($17,431,099 / 2,209,161 Shares) ........                    $7.89
                                                                        -----
 Net Asset Value - Delaware Income Portfolio
   Class B ($378,494 / 47,683 Shares) ..............                    $7.94
                                                                        -----
 Net Asset Value - Delaware Income Portfolio
   Class C ($153,209 / 19,343 Shares) ..............                    $7.92
                                                                        -----
 Net Asset Value - Delaware Income Portfolio
   Institutional Class
   ($208,682 / 26,434 Shares) ......................                    $7.89
                                                                        -----

 Components of Net Assets at March 31, 2001:
 Shares of beneficial interest (unlimited
   authorization - no par) .........................              $20,188,801
 Undistributed net investment income ...............                   23,220
 Accumulated net realized loss on investments ......                 (149,046)
 Net unrealized depreciation of investments ........               (1,891,491)
                                                                 ------------
 Total net assets .................................               $18,171,484
                                                                  ===========
----------------
+Non-income producing Fund for the period ended March 31, 2001.

 Net Asset Value and Offering Price per Share -
   Delaware Income Portfolio
 Net asset value Class A (A)                                            $7.89
 Sales charge (5.75% of offering price, or 6.08%
   of the amount invested per share) (B)                                 0.48
                                                                        -----
 Offering price                                                         $8.37
                                                                        =====
---------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

Statements of Operations

Delaware Foundation Funds                                                                 Delaware    Delaware     Delaware
                                                                                           Growth     Balanced      Income
March 31, 2001 (Unaudited)                                                                Portfolio   Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ......................................................................           $   5,190   $   15,400     $ 35,063
Dividends from investment companies ...........................................             560,713    1,089,231      650,024
                                                                                          ---------   ----------     --------
                                                                                            565,903    1,104,631      685,087
                                                                                          ---------   ----------     --------


Expenses:
Management fees ...............................................................              30,098       57,774       36,007
Custodian fees ................................................................               6,482        3,575        5,402
Dividend disbursing and transfer agent fees and expenses ......................              79,689       73,000       50,380
Distribution expenses .........................................................              29,879       43,238       24,198
Registration fees .............................................................              12,500       12,000       18,883
Reports and statements to shareholders ........................................               4,000       15,000        9,000
Accounting and administration expenses ........................................               3,197        6,116        3,609
Professional fees .............................................................                 171        1,950          --
Trustees' fees ................................................................               1,140        1,000          858
Taxes (other than taxes on income) ............................................                  60          185           13
Amortization of organization expenses .........................................               2,313        2,313        2,313
Other                                                                                           983        9,912        1,178
                                                                                          ---------   ----------     --------
                                                                                            170,512      226,063      151,841

Less expenses absorbed or waived ..............................................             (99,159)    (103,176)     (78,063)
Less expenses paid indirectly .................................................                (173)        (332)        (207)
                                                                                          ---------   ----------     --------
Total expenses ................................................................              71,180      122,555       73,571
                                                                                          ---------   ----------     --------


Net Investment Income .........................................................             494,723      982,076      611,516
                                                                                          ---------   ----------     --------


Net Realized and Unrealized Gain (Loss) on Investments:
Capital gain distributions from investment companies ..........................             399,053      532,139      165,778
Net realized loss on investments ..............................................              (6,993)    (167,963)     (51,359)
Net change in unrealized appreciation/depreciation of investments .............          (3,378,711)  (4,407,452)  (1,775,851)
                                                                                          ---------   ----------     --------


Net Realized and Unrealized Loss on Investments ...............................          (2,986,651)  (4,043,276)  (1,661,432)
                                                                                        -----------  -----------   ----------


Net Decrease in Net Assets Resulting from Operations ..........................         $(2,491,928) $(3,061,200) $(1,049,916)
                                                                                        ===========  ===========  ===========

                             See accompanying notes

Statements of Changes in Net Assets

                                                                  Delaware              Delaware                 Delaware
                                                                   Growth               Balanced                  Income
Delaware Foundation Funds                                         Portfolio             Portfolio                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months     Year     Six Months     Year     Six Months        Year
                                                           Ended        Ended       Ended       Ended       Ended          Ended
                                                           3/31/01     9/30/00     3/31/01     9/30/00     3/31/01        9/30/00
                                                         (Unaudited)             (Unaudited)             (Unaudited)

Increase (Decrease) in Net Assets from Operations:
Net investment income ...............................    $ 494,723  $  249,702  $   982,076   $  683,848  $  611,516     $  793,161
Net realized gain (loss) on investments .............      392,060       3,486      364,176     (284,879)    114,419       (199,487)
Net change in unrealized appreciation/depreciation
  of investments ....................................   (3,378,711)  1,179,710   (4,407,452)   1,821,450  (1,775,851)       690,596
                                                       -----------------------  ------------------------  -------------------------
Net increase (decrease) in net assets
  resulting from operations .........................   (2,491,928)  1,432,898   (3,061,200)   2,220,419  (1,049,916)     1,284,270
                                                       -----------------------  ------------------------  -------------------------

Dividends and Distributions to Shareholders from:
Net investment income:
  Class A ...........................................     (427,256)   (328,851)    (842,780)    (765,253)   (609,117)      (926,642)
  Class B ...........................................      (63,955)    (36,717)     (33,036)     (35,252)    (11,623)       (13,692)
  Class C ...........................................      (26,554)    (13,139)     (23,290)     (26,860)     (4,936)        (8,623)
  Institutional Class ...............................      (13,269)     (3,940)     (17,309)      (5,355)     (7,180)        (4,655)
Net realized gain on investments:
  Class A ...........................................     (317,355)   (327,655)          --     (306,567)         --        (84,213)
  Class B ...........................................      (60,207)    (49,076)          --      (19,061)         --         (1,276)
  Class C ...........................................      (24,997)    (17,562)          --      (14,846)         --           (953)
  Institutional Class ...............................       (9,217)     (3,598)          --       (2,009)         --           (372)
                                                       -----------------------  ------------------------  -------------------------
                                                          (942,810)   (780,538)    (916,415)  (1,175,203)   (632,856)    (1,040,426)
                                                       -----------------------  ------------------------  -------------------------

Capital Share Transactions:
Proceeds from shares sold:
  Class A ...........................................    2,564,639   3,890,304    1,272,791   15,285,084    2,416,485     4,569,647
  Class B ...........................................      159,111   1,356,326      286,846      364,784       50,236       124,231
  Class C ...........................................      229,414     651,583      115,699      340,201       13,261        39,696
  Institutional Class ...............................      195,493     195,022      410,099      244,048      131,697        40,494
Net asset value of shares issued upon reinvestment
  of dividends and distributions:
  Class A ...........................................      742,060     656,681      842,499    1,071,663      609,046     1,010,794
  Class B ...........................................      121,450      84,612       32,775       53,244        9,808        12,079
  Class C ...........................................       51,230      30,700       22,675       40,451        4,936         9,888
  Institutional Class ...............................       22,486       7,538       17,309        7,364        7,180         5,026
                                                       -----------------------  ------------------------  -------------------------
                                                         4,085,883   6,872,766    3,000,693   17,406,839    3,242,649     5,811,855
                                                       -----------------------  ------------------------  -------------------------
Cost of shares repurchased:
  Class A ...........................................   (1,304,086) (4,070,669)  (3,733,316)  (6,354,705)    (877,396)   (6,003,847)
  Class B ...........................................     (134,536)   (789,677)     (96,509)    (280,764)     (16,741)      (14,994)
  Class C ...........................................     (192,742)   (254,849)    (104,049)    (309,305)     (41,520)      (54,450)
  Institutional Class ...............................      (23,744)    (49,794)     (49,212)     (47,390)    (168,043)       (1,339)
                                                       -----------------------  ------------------------  -------------------------
                                                        (1,655,108) (5,164,989)  (3,983,086)  (6,992,164)  (1,103,700)    6,074,630)
                                                       -----------------------  ------------------------  -------------------------
Increase (decrease) in net assets derived from capital
  share transactions ................................    2,430,775   1,707,777     (982,393)  10,414,675    2,138,949      (262,775)
                                                       -----------------------  ------------------------  -------------------------
Net Increase (Decrease) in Net Assets ...............   (1,003,963)  2,360,137   (4,960,008)  11,459,891      456,177       (18,931)

Net Assets:
Beginning of period .................................   15,820,021  13,459,884   30,731,219   19,271,328   17,715,307    17,734,238
                                                       -----------------------  ------------------------  -------------------------
End of period .......................................  $14,816,058 $15,820,021  $25,771,211  $30,731,219  $18,171,484   $17,715,307
                                                       =======================  ========================  =========================

                             See accompanying notes

Financial Highlights


Selected data for each share of the Portfolio
outstanding throughout each period were as follows:     Delaware Growth Portfolio Class A      Delaware Growth Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months                  12/31/97(1) Six Months                 12/31/97(1)
                                                        Ended       Year Ended       to        Ended       Year Ended         to
                                                      3/31/01(4) 9/30/00  9/30/99   9/30/98   3/31/01(4) 9/30/00  9/30/99  9/30/98
                                                     (Unaudited)                             (Unaudited)

Net asset value, beginning of period ...............  $9.970    $9.500    $8.170    $8.500     $9.930    $9.470    $8.140    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................   0.301     0.174     0.138    0.062      0.268      0.099     0.068     0.014
  Net realized and unrealized gain (loss)
    on investments .................................  (1.748)    0.845     1.295   (0.392)    (1.748)     0.840     1.287    (0.374)
                                                      ------------------------------------------------------------------------------
  Total from investment operations .................  (1.492)    1.019     1.433   (0.330)    (1.485)     0.939     1.355    (0.360)
                                                      ------------------------------------------------------------------------------

Less dividends and distributions:
  Dividends from net investment income .............  (0.346)   (0.275)   (0.078)      --     (0.273)    (0.205)       --        --
  Distributions from net realized gain
    on investments .................................  (0.257)   (0.274)   (0.025)      --     (0.257)    (0.274)   (0.025)       --
                                                      ------------------------------------------------------------------------------
  Total dividends and distributions ................  (0.558)   (0.549)   (0.103)      --     (0.525)    (0.479)   (0.025)       --
                                                      ------------------------------------------------------------------------------


Net asset value, end of period .....................  $7.920    $9.970    $9.500   $8.170     $7.920     $9.930    $9.470    $8.140
                                                      ==============================================================================


Total return(3) .................................... (15.05%)   10.99%    17.33%   (3.88%)   (15.39%)    10.14%    16.41%    (4.24%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .......... $11,663   $12,342   $11,328     $547     $1,961     $2,295    $1,561      $885
  Ratio of expenses to average net assets ..........   0.80%     0.80%     0.80%    0.80%      1.55%      1.55%     1.55%     1.55%
  Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly .......................   2.12%     1.70%     2.21%   14.36%      2.87%      2.54%     2.96%    15.11%
  Ratio of net investment income to average
    net assets .....................................   6.73%     1.75%     1.45%    0.96%      5.98%      1.00%     0.70%    21.00%
  Ratio of net investment income (loss)
    to average net assets prior to expense
    limitation and expenses paid indirectly ........   5.41%     0.85%     0.04%  (12.60%)     4.66%      0.10%    (0.71%)  (13.35%)
  Portfolio turnover ...............................      5%       87%      104%      77%         5%        87%      104%       77%

--------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Selected data for each share of the Portfolio                                                      Delaware Growth Portfolio
outstanding throughout each period were as follows:     Delaware Growth Portfolio Class C             Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                12/31/97(1) Six Months                 12/31/97(1)
                                                         Ended      Year Ended       to        Ended      Year Ended        to
                                                       3/31/01(4) 9/30/00 9/30/99  9/30/98   3/31/01(4) 9/30/00 9/30/99   9/30/98
                                                      (Unaudited)                           (Unaudited)

Net asset value, beginning of period ...............    $9.940    $9.480  $8.140   $8.500     $9.980     $9.520  $8.180    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................     0.268     0.099   0.067    0.013      0.312      0.199   0.162     0.078
  Net realized and unrealized gain (loss)
    on investments .................................    (1.748)    0.840   1.298   (0.373)    (1.745)     0.835   1.303    (0.398)
                                                        -------------------------------------------------------------------------
  Total from investment operations .................    (1.485)    0.939   1.365   (0.360)    (1.491)     1.034   1.465    (0.320)
                                                        -------------------------------------------------------------------------


Less dividends and distributions:
  Dividends from net investment income .............    (0.273)   (0.205)     --       --     (0.370)    (0.300) (0.100)       --
  Distributions from net realized gain
    on investments .................................    (0.257)   (0.274) (0.025)      --     (0.257)    (0.274) (0.025)       --
                                                        -------------------------------------------------------------------------
  Total dividends and distributions ................    (0.525)   (0.479) (0.025)      --     (0.569)    (0.574) (0.125)       --
                                                        -------------------------------------------------------------------------


Net asset value, end of period .....................    $7.930    $9.940  $9.480   $8.140     $7.920     $9.980  $9.520    $8.180
                                                        =========================================================================


Total return(3) ....................................   (15.37%)   10.13%  16.53%   (4.24%)   (14.91%)    11.13%  17.71%    (3.77%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..........      $848      $962    $506      $74       $344       $221     $65       $48
  Ratio of expenses to average net assets ..........     1.55%     1.55%   1.55%    1.55%      0.55%      0.55%   0.55%     0.55%
  Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly .......................     2.87%     2.45%   2.96%   15.11%      1.87%      1.45%   1.96%    14.11%
  Ratio of net investment income to average
    net assets .....................................     5.98%     1.00%   0.70%    0.21%      6.98%      2.00%   1.70%     1.21%
  Ratio of net investment income (loss)
    to average net assets prior to expense
    limitation and expenses paid indirectly ........     4.66%     0.10%  (0.71%) (13.35%)     5.66%      1.10%   0.29%   (12.35%)
  Portfolio turnover ...............................        5%       87%    104%      77%         5%        87%    104%       77%

--------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Selected data for each share of the Portfolio
outstanding throughout each period were as follows:    Delaware Balanced Portfolio Class A    Delaware Balanced Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                12/31/97(1) Six Months                 12/31/97(1)
                                                         Ended      Year Ended       to        Ended      Year Ended        to
                                                       3/31/01(4) 9/30/00 9/30/99  9/30/98   3/31/01(4) 9/30/00 9/30/99   9/30/98
                                                      (Unaudited)                           (Unaudited)

Net asset value, beginning of period ...............    $9.260    $8.940  $8.130   $8.500     $9.260     $8.950  $8.130    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................     0.280     0.246   0.249    0.153      0.248      0.178   0.181     0.104
  Net realized and unrealized gain (loss)
    on investments .................................    (1.214)    0.572   0.789   (0.463)    (1.219)     0.577   0.787    (0.444)
                                                        -------------------------------------------------------------------------
  Total from investment operations .................    (0.934)    0.818   1.038   (0.310)    (0.971)     0.755   0.968    (0.340)
                                                        -------------------------------------------------------------------------


Less dividends and distributions:
  Dividends from net investment income .............    (0.276)   (0.338) (0.200)  (0.060)    (0.239)    (0.285) (0.120)   (0.030)
  Distributions from net realized gain
    on investments .................................        --    (0.160) (0.028)      --         --     (0.160) (0.028)       --
                                                        -------------------------------------------------------------------------
  Total dividends and distributions ................    (0.276)   (0.498) (0.228)  (0.060)    (0.239)    (0.445) (0.148)   (0.030)
                                                        -------------------------------------------------------------------------


Net asset value, end of period .....................    $8.050    $9.260  $8.940   $8.130     $8.050     $9.260  $8.950    $8.130
                                                        =========================================================================


Total return(3) ....................................   (10.27%)    9.49%  12.52%   (3.68%)   (10.65%)     8.75%  11.66%    (4.02%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..........   $23,116   $28,344 $17,373     $972     $1,262     $1,213  $1,035      $408
  Ratio of expenses to average net assets ..........     0.80%     0.80%   0.80%    0.80%      1.55%      1.55%   1.55%     1.55%
  Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly .......................     1.52%     1.23%   1.57%   12.87%      2.27%      1.98%   2.32%    13.62%
  Ratio of net investment income to average
    net assets .....................................     6.86%     2.67%   2.73%    2.34%      6.11%      1.92%   1.98%     1.59%
  Ratio of net investment income (loss)
    to average net assets prior to expense
    limitation and expenses paid indirectly ........     6.14%     2.24%   1.96%   (9.73%)     5.39%      1.49%   1.21%   (10.48%)
  Portfolio turnover ...............................       33%       80%     93%      73%        33%        80%     93%       73%

----------------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Selected data for each share of the Portfolio                                                     Delaware Balanced Portfolio
outstanding throughout each period were as follows:    Delaware Balanced Portfolio Class C            Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                12/31/97(1) Six Months                 12/31/97(1)
                                                         Ended      Year Ended       to        Ended      Year Ended        to
                                                       3/31/01(4) 9/30/00 9/30/99  9/30/98   3/31/01(4) 9/30/00 9/30/99   9/30/98
                                                      (Unaudited)                           (Unaudited)

Net asset value, beginning of period ...............    $9.280    $8.960  $8.140   $8.500     $9.270     $8.940  $8.130    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................     0.248     0.177   0.182    0.104      0.291      0.269   0.271     0.169
  Net realized and unrealized gain (loss)
    on investments .................................    (1.219)    0.588   0.786   (0.434)    (1.212)     0.579   0.792    (0.469)
                                                        -------------------------------------------------------------------------
  Total from investment operations .................    (0.971)    0.765   0.968   (0.330)    (0.921)     0.848   1.063    (0.300)
                                                        -------------------------------------------------------------------------


Less dividends and distributions:
  Dividends from net investment income .............    (0.239)   (0.285) (0.120)  (0.030)    (0.289)    (0.358) (0.225)   (0.070)
  Distributions from net realized gain
    on investments .................................        --    (0.160) (0.028)      --         --     (0.160) (0.028)       --
                                                        -------------------------------------------------------------------------
  Total dividends and distributions ................    (0.239)   (0.445) (0.148)  (0.030)    (0.289)    (0.518) (0.253)   (0.070)
                                                        -------------------------------------------------------------------------


Net asset value, end of period .....................    $8.070    $9.280  $8.960   $8.140     $8.060     $9.270  $8.940    $8.130
                                                        =========================================================================


Total return(3) ....................................   (10.63%)    8.74%   11.77%  (3.90%)   (10.12%)     9.85%  12.83%    (3.56%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..........      $817      $904    $802     $694       $576       $270     $61       $48
  Ratio of expenses to average net assets ..........     1.55%     1.55%   1.55%    1.55%      0.55%      0.55%   0.55%     0.55%
  Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly .......................     2.27%     1.98%   2.32%   13.62%      1.27%      0.98%   1.32%    12.62%
  Ratio of net investment income to average
    net assets .....................................     6.11%     1.92%   1.98%    1.59%      7.11%      2.92%   2.98%     2.59%
  Ratio of net investment income (loss)
    to average net assets prior to expense
    limitation and expenses paid indirectly ........     5.39%     1.49%   1.21%  (10.48%)     6.39%      2.49%   2.21%    (9.48%)
  Portfolio turnover ...............................       33%       80%     93%      73%        33%        80%     93%       73%

----------------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Selected data for each share of the Portfolio
outstanding throughout each period were as follows:     Delaware Income Portfolio Class A      Delaware Income Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                12/31/97(1) Six Months                 12/31/97(1)
                                                         Ended      Year Ended       to        Ended      Year Ended        to
                                                       3/31/01(4) 9/30/00 9/30/99  9/30/98   3/31/01(4) 9/30/00 9/30/99   9/30/98
                                                      (Unaudited)                           (Unaudited)

Net asset value, beginning of period ...............    $8.670    $8.550  $8.290   $8.500     $8.720     $8.590  $8.290    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................     0.283     0.382   0.382    0.250      0.252      0.317   0.316     0.201
  Net realized and unrealized gain (loss)
    on investments .................................    (0.763)    0.249   0.198   (0.350)    (0.765)     0.252   0.219    (0.331)
                                                        -------------------------------------------------------------------------
  Total from investment operations .................    (0.480)    0.631   0.580   (0.100)    (0.513)     0.569   0.535    (0.130)
                                                        -------------------------------------------------------------------------


Less dividends and distributions:
  Dividends from net investment income .............    (0.300)   (0.468) (0.295)  (0.110)    (0.267)    (0.396) (0.210)   (0.080)
  Distributions from net realized gain
    on investments .................................        --    (0.043) (0.025)      --         --     (0.043) (0.025)       --
                                                        -------------------------------------------------------------------------
  Total dividends and distributions ................    (0.300)   (0.511) (0.320)  (0.110)    (0.267)    (0.439) (0.235)   (0.080)
                                                        -------------------------------------------------------------------------


Net asset value, end of period .....................    $7.890    $8.670  $8.550   $8.290     $7.940     $8.720  $8.590    $8.290
                                                        =========================================================================


Total return(3) ....................................    (5.64%)    7.66%   6.85%   (1.21%)    (5.98%)     6.99%   6.18%    (1.56%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..........   $17,431   $17,051 $17,239     $398       $378       $370    $243       $26
  Ratio of expenses to average net assets ..........     0.80%     0.80%   0.80%    0.80%      1.55%      1.55%   1.55%     1.55%
  Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly .......................     1.67%     1.71%   2.13%   32.95%      2.42%      2.46%   2.88%    33.70%
  Ratio of net investment income to average
    net assets .....................................     6.82%     4.43%   4.34%    3.80%      6.07%      3.68%   3.59%     3.05%
  Ratio of net investment income (loss)
    to average net assets prior to expense
    limitation and expenses paid indirectly ........     5.95%     3.52%   3.01%  (28.35%)     5.20%      2.77%   2.26%   (29.10%)
  Portfolio turnover ...............................       23%       65%     73%      81%        23%        65%     73%       81%

----------------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Selected data for each share of the Portfolio                                                     Delaware Income Portfolio
outstanding throughout each period were as follows:     Delaware Income Portfolio Class C            Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                12/31/97(1) Six Months                 12/31/97(1)
                                                         Ended      Year Ended       to        Ended      Year Ended        to
                                                       3/31/01(4) 9/30/00 9/30/99  9/30/98   3/31/01(4) 9/30/00 9/30/99   9/30/98
                                                      (Unaudited)                           (Unaudited)

Net asset value, beginning of period ...............    $8.700    $8.580  $8.290   $8.500     $8.670     $8.560  $8.280    $8.500

Income (loss) from investment operations:
  Net investment income(2) .........................     0.252     0.317   0.316    0.204      0.294      0.404   0.403     0.266
  Net realized and unrealized gain (loss)
    on investments .................................    (0.765)    0.242   0.209   (0.334)    (0.763)     0.237   0.212    (0.356)
                                                        -------------------------------------------------------------------------
  Total from investment operations .................    (0.513)    0.559   0.525   (0.130)    (0.469)     0.641   0.615    (0.090)
                                                        -------------------------------------------------------------------------


Less dividends and distributions:
  Dividends from net investment income .............    (0.267)   (0.396) (0.210)  (0.080)    (0.311)    (0.488) (0.310)   (0.130)
  Distributions from net realized gain
    on investments .................................        --    (0.043) (0.025)      --         --     (0.043) (0.025)       --
                                                        -------------------------------------------------------------------------
  Total dividends and distributions ................    (0.267)   (0.439) (0.235)  (0.080)    (0.311)    (0.531) (0.335)   (0.130)
                                                        -------------------------------------------------------------------------


Net asset value, end of period .....................    $7.920    $8.700  $8.580   $8.290     $7.890     $8.670  $8.560    $8.280
                                                        =========================================================================


Total return(3) ....................................    (6.00%)    6.88%   6.06%   (1.56%)    (5.51%)     7.90%   7.16%    (1.10%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ..........      $153      $192    $195     $123       $209       $102     $57       $49
  Ratio of expenses to average net assets ..........     1.55%     1.55%   1.55%    1.55%      0.55%      0.55%   0.55%     0.55%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid
    indirectly .....................................     2.42%     2.46%   2.88%   33.70%      1.42%      1.46%   1.88%    32.70%
  Ratio of net investment income to average
    net assets .....................................     6.07%     3.68%   3.59%    3.05%      7.07%      4.68%   4.59%     4.05%
  Ratio of net investment income (loss) to average
    net assets prior to expense limitation and
    expenses paid indirectly .......................     5.20%     2.77%   2.26%  (29.10%)     6.20%      3.77%   3.26%   (28.10%)
  Portfolio turnover ...............................       23%       65%     73%      81%        23%        65%     73%       81%

----------------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Notes to Financial Statements

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Delaware Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four portfolios: the Delaware Growth Portfolio, the Delaware Balanced Portfolio, the Delaware Income Portfolio and the Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to the Delaware Growth Portfolio, Delaware Balanced Portfolio and Delaware Income Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B are sold with a contingent deferred sales charge that declines from 5.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Portfolio is to seek long-term capital growth.

The investment objective of Delaware Balanced Portfolio is to achieve capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Portfolios:

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------
Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays distributions from net realized gain on investments, if any, annually and from net investment income as follows: Delaware Growth Portfolio and Delaware Balanced Portfolio annually and Delaware Income Portfolio quarterly.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "expenses paid indirectly". The amounts of these expenses and credits for the period ended March 31, 2001, are as follows:

                                     Delaware      Delaware     Delaware
                                      Growth       Balanced      Income
                                     Portfolio     Portfolio   Portfolio
                                     ---------     ---------   ---------
Commission reimbursement ........      $173          $332         $207
Earnings credits ................        --            --           --

--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual asset allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has elected to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.55% of average daily net assets through January 31, 2002.

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A and 1.00% of the average daily net assets of the Class B and C shares. The Board of Trustees has set the fee for each Portfolio at an annual rate of 0.25% of the Class A shares' average daily net assets. No distribution expenses are paid by Institutional Class shares.

For the six months ended March 31, 2001, DDLP earned commissions on sales of the Class A shares for each Portfolio as follows:

Delaware        Delaware          Delaware
 Growth         Balanced           Income
Portfolio       Portfolio         Portfolio
---------       ---------         ---------
 $2,025           $683               $28

On March 31, 2001, the Portfolios had liabilities payable to affiliates as follows:

                                         Delaware     Delaware   Delaware
                                          Growth      Balanced    Income
                                         Portfolio   Portfolio   Portfolio
                                         ---------   ---------   ---------
Investment management fee
  payable to DMC ......................   $ 1,272    $  2,250    $  1,553
Dividend disbursing, transfer
  agent fees, accounting and other
  expenses payable to DSC .............    13,911      23,961      14,000
Other expenses payable
  to DMC and affiliates ...............     2,402       6,632          --

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Portfolios. These officers, trustees and employees are paid no compensation by the Portfolios.

3. Investments
For the period ended March 31, 2001, the Portfolios made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

--------------------------------------------------------------------------------
3. Investments (continued)

                                  Delaware     Delaware     Delaware
                                   Growth      Balanced      Income
                                  Portfolio    Portfolio    Portfolio
                                  ----------   ----------   ----------
Purchases ..................      $2,460,168   $4,632,106   $2,711,276
Sales ......................         400,000    5,097,000    1,894,000

At March 31, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2001, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:
                                  Delaware     Delaware      Delaware
                                   Growth      Balanced       Income
                                  Portfolio    Portfolio     Portfolio
                                 ----------   ----------   -----------
Cost of investments ........    $ 17,124,896 $ 28,846,06   $20,035,020
                                ============ ===========   ===========
Aggregate unrealized
  appreciation .............    $   159,730  $   536,144   $    67,381

Aggregate unrealized
  depreciation .............     (2,449,854)  (3,633,521)   (1,958,873)
                                -----------  -----------   -----------
Net unrealized
  depreciation .............    $(2,290,124) $(3,097,377)  $(1,891,491)
                                ===========  ===========   ===========

4. Capital Shares
Transactions in capital shares were as follows:

                                       Delaware Growth
                                          Portfolio
                                    ----------------------
                                    Six Months      Year
                                       Ended        Ended
                                      3/31/01      9/30/00
Shares sold:
  Class A                             295,941      389,833
  Class B                              17,680      137,359
  Class C                              25,036       65,705
  Institutional Class                  21,414       19,364

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                              85,392      66,198
  Class B                              13,943       8,513
  Class C                               5,875       3,085
  Institutional Class                   2,591         760
                                     --------    --------
                                      467,872     690,817
                                     --------    --------

Shares repurchased:
  Class A                            (146,712)   (409,722)
  Class B                             (15,181)    (79,400)
  Class C                             (20,672)    (25,391)
  Institutional Class                  (2,781)     (4,827)
                                     --------    --------
                                     (185,346)   (519,340)
                                     --------    --------
Net increase                          282,526     171,477
                                     ========    ========
                                                                             23

--------------------------------------------------------------------------------
4. Capital Shares (continued)
Transactions in capital shares were as follows:

                                   Delaware  Balanced       Delaware Income
                                        Portfolio              Portfolio
                                  --------------------    ---------------------
                                  Six Months   Year       Six Months   Year
                                    Ended      Ended        Ended      Ended
                                   3/31/01    9/30/00      3/31/01    9/30/00
Shares sold:
  Class A                          147,220   1,691,392     91,349     529,957
  Class B                           33,445      39,916      6,049      14,483
  Class C                           13,406      37,207      1,592       4,540
  Institutional Class               45,993      26,619     15,712       4,665


Shares issued upon
  reinvestment of dividends
  and distributions:
  Class A                           98,193     116,689     74,626     117,543
  Class B                            3,811       5,793      1,193       1,396
  Class C                            2,630       4,397        601       1,146
  Institutional Class                2,018         803        881         584
                                  --------   ---------    -------   ---------
                                   346,716   1,922,813     92,003     674,314
                                  --------   ---------    -------   ---------
Shares repurchased:
  Class A                         (434,545)   (692,555)  (123,853)   (695,721)
  Class B                          (11,520)    (30,267)    (1,981)     (1,731)
  Class C                          (12,253)    (33,644)    (4,928)     (6,327)
  Institutional Class               (5,654)     (5,140)    (1,931)       (156)
                                  --------   ---------    -------   ---------
                                  (463,972)   (761,606)  (132,693)   (703,935)
                                  --------   ---------    -------   ---------
Net increase (decrease)           (117,256)   1,161,21    259,310     (29,621)
                                  ========   =========    =======   =========

5. Line of Credit
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Portfolio's allocation of the entire facility. The Participants may borrow up to one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2001, or at any time during the period.

DELAWARE INVESTMENTS FAMILY OF FUNDS
====================================

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.


Growth of Capital                      International and Global               Tax-Exempt Income
  o       Technology and Innovation      o     Emerging Markets Fund             o     National High-Yield
           Fund                          o     Overseas Equity Fund+                    Municipal Bond Fund
  o       American Services Fund         o     International Equity Fund         o     Tax-Free USA Fund
  o       Select Growth Fund                                                     o     Tax-Free Insured Fund
  o       Trend Fund                   Current Income                            o     Tax-Free USA
  o       Growth Opportunities Fund      o     Delchester Fund                          Intermediate Fund
  o       Small Cap Value Fund           o     High-Yield                        o     State Tax-Free Funds*
  o       U.S. Growth Fund                      Opportunities Fund
  o       Tax-Efficient Equity Fund+     o     Strategic Income Fund          Stability of Principal
  o       Social Awareness Fund          o     Corporate Bond Fund               o     Cash Reserve
  o       Growth Stock Fund              o     Extended Duration                 o     Tax-Free Money Fund
                                                Bond Fund
Total Return                             o     American Government            Asset Allocation
  o       Blue Chip Fund+                       Bond Fund                        o     Foundation Funds
  o       Devon Fund                     o     U.S. Government                          Growth Portfolio
  o       Growth and Income Fund                Securities Fund+                        Balanced Portfolio
  o       Decatur Equity                 o     Limited-Term                             Income Portfolio
           Income Fund                          Government Fund
  o       REIT Fund
  o       Balanced Fund


*Available for the following states: Arizona, California, Colorado, Florida,
 Idaho, Iowa+, Kansas+, Minnesota, Missouri, Montana+, New Jersey+, New Mexico+, New York, North Dakota+, Oregon, Pennsylvania, and Wisconsin+. Insured and intermediate bond funds are available in selected states.



 +Closed to new investors effective April 23, 2001.

Delaware                                          For Shareholders
Investments(SM)                                   800 523-1918
--------------------------------------
A member of Lincoln Financial Group(R)            For Securities Dealers
                                                  800 362-7500

                                                  For Financial Institutions
                                                  Representatives Only
                                                  800 659-2265

                                                  www.delawareinvestments.com


This semi-annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Portfolio. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

BOARD OF TRUSTEES                                 Thomas F. Madison                             Investment Manager
                                                  President and Chief Executive Officer         Delaware Management Company
Charles E. Haldeman, Jr.                          MLM Partners, Inc.                            Philadelphia, PA
Chairman                                          Minneapolis, MN
Delaware Investments Family of Funds                                                            International Affiliate
Philadelphia, PA                                  Janet L. Yeomans                              Delaware International Advisers Ltd.
                                                  Vice President and Treasurer                  London, England
Walter P. Babich                                  3M Corporation
Board Chairman                                    St. Paul, MN                                  National Distributor
Citadel Constructors, Inc.                                                                      Delaware Distributors, L.P.
King of Prussia, PA                                                                             Philadelphia, PA

David K. Downes                                                                                 Shareholder Servicing, Dividend
President and Chief Executive Officer             AFFILIATED OFFICERS                           Disbursing and Transfer Agent
Delaware Investments Family of Funds                                                            Delaware Service Company, Inc.
Philadelphia, PA                                  William E. Dodge                              Philadelphia, PA
                                                  Executive Vice President and
John H. Durham                                    Chief Investment Officer, Equity
Private Investor                                  Delaware Investments Family of Funds          2005 Market Street
Horsham, PA                                       Philadelphia, PA                              Philadelphia, PA 19103-7057

John A. Fry                                       Jude T. Driscoll
Executive Vice President                          Executive Vice President and
University of Pennsylvania                        Head of Fixed Income
Philadelphia, PA                                  Delaware Investments Family of Funds
                                                  Philadelphia, PA
Anthony D. Knerr
Consultant, Anthony Knerr & Associates            Richard J. Flannery
New York, NY                                      President and Chief Executive Officer
                                                  Delaware Distributors, L.P.
Ann R. Leven                                      Philadelphia, PA
Former Treasurer, National Gallery of Art
Washington, DC



(4589)                                                      Printed in the USA
SA-444 [03/01] BUR 5/01                                                  J7076